Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest Expense Net
Related party interest expense		$ (661)		$ (1,868)	$ (2,539)	$ (1,891)
Contract asset interest expense	(90)	(90)	(268)	(268)	(358)	(268)
Interest income	4	7	13	23	28	25
Interest expense, net	$ (86)	$ (744)	$ (255)	$ (2,113)	$ (2,869)	$ (2,134)